Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated July 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated April 30, 2018
     Prospectus dated October 31, 2018
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND
NUVEEN MINNESOTA MUNICIPAL BOND FUND
NUVEEN NEBRASKA MUNICIPAL BOND FUND
NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 29, 2019

TO THE PROSPECTUS DATED SEPTEMBER 28, 2018

1.	Replace the introductory paragraph in the sections “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Nuveen High Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated October 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated October 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated October 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Large Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Mid Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Minnesota Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 29, 2019

TO THE PROSPECTUS DATED SEPTEMBER 28, 2018

1.	Replace the introductory paragraph in the sections “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Minnesota Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.

NUVEEN MINNESOTA MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 29, 2019

TO THE PROSPECTUS DATED SEPTEMBER 28, 2018

1.	Replace the introductory paragraph in the sections “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Nebraska Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.

NUVEEN NEBRASKA MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 29, 2019

TO THE PROSPECTUS DATED SEPTEMBER 28, 2018

1.	Replace the introductory paragraph in the sections “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Oregon Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 29, 2019

TO THE PROSPECTUS DATED SEPTEMBER 28, 2018

1.	Replace the introductory paragraph in the sections “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated April 30, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Short Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated July 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated October 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Small Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated October 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated October 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated February 28, 2019

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated April 30, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Nuveen Real Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED MARCH 29, 2019
TO PROSPECTUSES

Nuveen Investment Funds, Inc.
     Prospectus dated April 30, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "How You Can Buy and Sell Shares" on page [page number listed in prospectus] of the Fund's prospectus and "Purchase and Redemption of Fund Shares" on page [page number listed in prospectus] of the Fund's statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund's prospectus entitled "Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries."

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000